Derivative Liabilities (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finders Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair Value Changes Of Derivative Liability	$ 4,279	$ 208,101
Incentive Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair Value Changes Of Derivative Liability	10,913	201,615
Settlement Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair Value Changes Of Derivative Liability	32,656	577,244
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair Value Changes Of Derivative Liability	22,336	29,295
Performance Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair Value Changes Of Derivative Liability	$ 946	$ 36,552